Shareholders’ Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	430,000	430,000
Ordinary shares, shares outstanding	430,000	430,000
Shares subject to possible redemption	11,500,000
Shares conversion, percentage	20.00%
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	2,875,000	2,875,000
Ordinary shares, shares outstanding	2,875,000	2,875,000